Supplemental Cash Flow Information - Disclosure of Changes in Working Capital and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ 0	$ (61)
Unbilled revenue	(28)	(6)
Inventories	36	(21)
Work-in-progress related to finance leases	(35)	31
EI assets - finance leases receivable	52	13
Income taxes receivable	0	5
Prepayments	9	(5)
Net assets held for sale	2	(2)
Long-term receivables	0	21
Accounts payable and accrued liabilities and provisions	(7)	(21)
Income taxes payable	23	1
Deferred revenue	74	24
Other current liabilities	(6)	6
Foreign currency and other	(14)	28
Net change in working capital and other	106	13
Interest paid - short- and long-term borrowings	87	106
Interest paid - lease liabilities	4	5
Total interest paid	91	111
Interest received	4	27
Taxes paid	45	41
Taxes received	$ 0	$ 1